UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21253

The Pennsylvania Avenue Funds

 (Exact Name of Registrant as Specified in Charter)

260 Water St.

Brooklyn, NY  11201

 (Address of Principal Executive Offices)

Thomas Kirchner

260 Water St.

Brooklyn, NY   11201

 (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 364-8395

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PENNSYLVANIA AVENUE
EVENT-DRIVEN FUND

Investor Class Shares (Symbol: PAEDX)

Adviser Class Shares

The Pennsylvania Avenue Funds
1 (888) 642 6393
www.PAFunds.com

Annual Report
For the year ended December 31, 2008

February 2009

Dear Shareholder,

The Pennsylvania Avenue Event-Driven Fund returned -25.74% during the year 2008, which compares favorably with a total return of -37.00% for the S&P 500 index. Despite outperforming the index by a margin of over 11 percentage points, it goes without saying that I am not happy with the depth of the losses suffered during the year. Although many events happened during the year, they were not of the sort that this Fund is designed to benefit from.

The Fund was hit hard at the beginning of the year, when a number of mergers collapsed (PHH, ABX Air, Genesco, Image Entertainment, to name but a few). I anticipated a prompt resumption of merger activity toward the middle of the year. Instead, the credit crisis continued to deepen and led to the eventual demise of the Government Sponsored Enterprises as well as Lehman Brothers. During the summer, mispricings began to appear in the capital structure of many financial firms. While the Fund was able to arbitrage some of these opportunities, the temporary ban on short selling prevented the Fund from taking advantage of these situations on a larger scale. After the short selling ban expired, the securities lending market froze and made it impossible to enter into short sales even of securities whose short sale had not been banned. To add insult to injury, the Fund even had to close short positions at inopportune levels in a disorderly manner when borrowed shares were recalled by the lender at short notice.

Toward the end of the year, the Fund began to become active in the arbitrage of Special Purpose Acquisition Companies (a.k.a. SPACs). SPACs have been set up as vehicles to acquire privately held firms and thereby take them public. For the first time ever, they started trading at a discount to their cash holdings during the fall as hedge funds were forced to liquidate their SPAC holdings. Because SPACs have a limited life, the Fund was able to acquire them with an attractive yield until their liquidation date. These investments in SPAC liquidations helped the Fund cushion the sharp drop in all asset classes during the fourth quarter. With the benefit of hindsight I should have been more aggressive with investments in SPACs.

The following chart shows the allocation of the Fund's assets at the end of the year by strategy:

For the first time since inception, classic merger arbitrage constitutes less than half of the Fund's portfolio.

Many investors have begun to rush into distressed securities in recent months. I am reluctant to  allocate to this strategy aggressively at this time because I believe that it is too early. Many distressed opportunities in recent months have turned into liquidations and generated losses for distressed investors (Circuit City, Linen n' Things). Forecasters anticipate corporate default rates of 10-15% to materialize during 2009, and I think the timing may be better once a flood of defaults hits the market. Nevertheless, the Fund may invest carefully in selected distressed situations earlier in the year.

Finally, the Fund suffered large outflows during 2008. I expect that inflows will return once the overall market stabilizes and investors are less fearful.

I thank all investors for their continued support and look forward to more favorable market conditions in 2009.

Yours sincerely,

Thomas Kirchner

Please remember that the information contained in this letter is intended for shareholders of the Pennsylvania Avenue Funds. Opinions expressed by the Portfolio Manager should not be construed as statements of facts, and do not necessarily reflect the opinion of all trustees and officers. As the investment environment changes, so could the opinions of the Portfolio Manager. Nothing herein constitutes investment advice.

Period	Investor Class	Adviser Class (*)	S&P 500
One year through December 31, 2008	(25.74)%	(29.69)%	(37.00)%
Three years through December 31, 2008 (**)	(6.18)%	(8.02)%	(8.35)%
Five years through December 31, 2008 (**)	3.32	2.01%	(2.19)%
Since inception (**)	4.01%	2.72%	(0.69)%

(*) Adviser Class returns reflect 5% sales load.
(**) Annualized

Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The total return of the S&P 500 Total Return Index assumes daily reinvestment of dividends. Because no assets were allocatable to the Adviser Class during the year, Adviser Class returns are derived from Investor Class returns and adjusted by the difference in expenses.

Top 10 Holdings
Castlepoint Holdings Ltd	7.23%
Embarq Corp.	4.49%
JP Morgan Preferred 5.49%	4.40%
Bel Fuse, Inc. Class B	3.94%
3com Corp.	3.52%
Wilshire Enterprise, Inc.	3.43%
Sunpower Corp. Class B	3.28%
Beazer Homes USA 6.875% 07/15/2015	3.18%
China Healthcare Acquisition Corp.	3.09%
NDS Group plc ADS	3.06%
Total	39.62%

Miscellaneous Electrical Machinery	-1.09%
Packaging & Containers	0.14%
Pharmaceutical Preparations	1.77%
Telephone Communications (No Radio)	-4.37%
Apparel, Footwear and Accessories	0.61%
Bonds	3.35%
Business Services	2.55%
Call Options	2.01%
Chemical & Allied Products	2.06%
Communications	10.24%
Electric, Gas & Sanitary Services	5.39%
Electronic & Other Electric Equipment	5.07%
Escrowed Rights	0.00%
Finance, Insurance & Real Estate	16.90%
Healthcare	2.46%
Heavy Construction	1.48%
Manufacturing	1.53%
Meat Products	0.64%
Personal Products	2.50%
Printing & Publishing	1.05%
Retail Trade	0.20%
Services	7.17%
Cash & Misc.	38.34%
Total	100.00%

	Pennsylvania Avenue Event-Driven Fund
	Schedule of Investments
	December 31, 2008

Shares		Value

COMMON STOCKS - 71.16%

Apparel, Footwear and Accessories - 0.61%
5,000	Heelys, Inc. *	$ 11,350

Business Services - 2.59%
7,501	Computer Task Group, Inc. *	24,153
3,976	infoGROUP, Inc. *	18,846
4,000	iPass, Inc. *	4,880
		47,879
Chemical & Allied Products - 2.09%
6,500	Huntsman Corp.	22,360
167,850	Inyx, Inc. *	84
600,000	MZT Holdings, Inc.	16,200
		38,644
Communications - 10.39%
28,953	3Com Corp. *	66,013
4,000	Centennial Communications Corp. *	32,240
2,340	Embarq Corp.	84,146
1,050	Warwick Valley Telephone Co.	9,597
		191,996
Electric, Gas & Sanitary Services - 9.48%
2,000	Constellation Energy Corp.	50,180
1,000	Great Plains Energy Corp.	19,330
1,700	Northwestern Corp.	39,899
13,720	Pinnacle Gas Resources, Inc. * +	4,253
2,018	Sunpower Corp. Class B *	61,428
		175,090
Electronic & Other Electric Equipment - 5.15%
2,000	Bel Fuse, Inc. Class B +	42,400
1,482	Bel Fuse, Inc. Class B	31,418
65,000	Computer Horizons Corp.	20,800
28,991	Three-Five Systems, Inc. *	464
		95,082
Finance, Insurance & Real Estate - 20.53%
1,363	American Community Properties Trust	5,875
10,000	Castlepoint Holdings Ltd. +	135,600
10,000	China Healthcare Acquisition Corp. *	58,000
4,302	Cowlitz Bancorp *	25,210
1,000	Fannie Mae Preferred Series F	520
1,400	FX Real Estate & Entertainment, Inc.	210
2,500	First Intercontenental Bank *	3,728
525	First National Bancshares, Inc. *	1,082
5,000	NTR Acquisition Co. *	49,650
3,700	Sobieski Bancorp, Inc. *	2,951
4,000	Stoneleigh Partners Acquisition Corp. *	30,652
1,000	Washington Mutual Inc.	1,400
64,984	Wilshire Enterprise, Inc. *	64,334
		379,212
Heathcare - 2.49%
28,000	Cadus Corp. *	37,800
632	Viropharma, Inc. *	8,231
		46,031
Heavy Construction - 1.50%
3,500	Meadow Valley Corp. *	27,755

Manufacturing - 2.66%
10,000	Turbochef Technologies, Inc. * +	49,100

Packaging & Containers - 0.14%
3,500	Intertape Polymer Group, Inc. *	2,555

Pharmaceutical Preparations - 1.80%
400	Genetech, Inc. *	33,164

Personal Products - 2.53%
6,930	CCA Industries, Inc.	24,602
3,216	Zygo Corp. *	22,223
		46,825
Printing & Publishing - 1.07%
25,920	Merisel, Inc. *	19,699

Retail Trade - 0.20%
900	Pep Boys - Manny, Moe & Jack	3,717

Services - 7.93%
6,700	Cagles, Inc. Class A	11,993
7,000	CKX, Inc.	25,690
10,000	Image Entertainment, Inc. *	18,900
1,000	Mac-Gray Corp. *	6,280
1,000	NDS Group Plc ADS *	57,340
20,000	Trans World Entertainment Corp. *	26,200
		146,403

TOTAL FOR COMMON STOCKS (Cost $2,201,344) - 71.16%		1,314,502

CORPORATE BONDS - 3.40%
200,000	Beazer Homes USA 6.875% 07/15/2015 *	59,576
3,928	United Airlines 7.811% 10/01/2009 *	3,227

TOTAL FOR CORPORATE BONDS (Cost $154,689) - 3.40%		62,803

PREFERRED STOCK - 7.71%
1,964	JP Morgan Preferred 5.49% +	82,488
2,000	Volkswagon AG Preferred *	21,400
2,000	Wachovia Capital Trust 6.375%	38,460

TOTAL FOR PREFERRED STOCK (Cost $123,676) - 7.71%		142,348

ESCROWED RIGHTS - 0.00%
20,000	Mirant Corp Escrow	-
2,100	Pearson Plc. Escrow	-
200	Petrolcorp, Inc. Escrow	-
50,000	Winn Dixie Stores, Inc. Escrow	-

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		-

CALL OPTIONS - 2.04%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call

	Genetech, Inc.
2,000	January 2009 Call @ $70.00	25,400

	Huntsman Corp.
2,000	February 2009 Call @ $5.00	300

	Rohm & Haas Co.
1,000	January 2009 Call @ $65.00	5,700

	Rohm & Haas Co.
2,000	January 2009 Call @ $70.00	6,200

	Wachovia Corp.
2,200	January 2009 Call @ $30.00	-

	Total (Premiums Paid $60,212) - 2.04%	37,600

SHORT TERM INVESTMENTS - 3.42%
63,187	Huntington Money Market Fund IV (Cost $63,187) 0.05% ** +	63,187

TOTAL INVESTMENTS (Cost $2,603,108) - 87.72%		$ 1,620,440

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.28%		226,767

NET ASSETS - 100.00%		$ 1,847,207

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
+ Pledged as collateral for securities sold short
The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Schedule of Securities Sold Short
December 31, 2008

Shares		Value
3,000	Century Telephone Enterprises, Inc.	$ 81,990
3,000	Electro Scientific Industries, Inc.	20,370
2,000	JP Morgan Preferred 8.625%	50,360
486	Middleby Corp.	13,253
2,000	Sunpower Corp. Class A	74,000
4,700	Tower Group, Inc.	132,587
400	Volkswagen AG ADR	28,620

	Total Securities Sold Short (Proceeds - $458,843)	$ 401,180

	The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statement of Assets and Liabilities
December 31, 2008

Assets:
Investments in Securities, at Value (Cost $2,603,108)	$ 1,620,440
Deposit with broker for securities sold short	610,061
Receivables:
Securities Sold	32,610
Dividends and Interest	8,708
Due From Advisor	11,562
Prepaid Expenses	3,392
Total Assets	2,286,773
Liabilities:
Securities & Options Sold Short, at Value (proceeds $458,843)	401,180
Payables:
Fund Shares Redeemed	27,690
Accrued Distribution Fees	1,637
Other Accrued Expenses	9,059
Total Liabilities	439,566
Net Assets	$ 1,847,207

Net Assets Consist of:
Paid In Capital	$ 2,946,676
Accumulated Realized Loss on Investments	(174,464)
Unrealized Depreciation in Value of Investments, Options and Securities Sold Short	(925,005)
Net Assets, for 200,134 Shares Outstanding	$ 1,847,207

Net Asset Value Per Share	$ 9.23

Minimum Redemption Price Per Share ($9.23 * .98) (Note 5)	$ 9.05

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends (a)	$ 27,447
Interest	21,860
Total Investment Income	49,307

Expenses:
Advisory Fees (Note 3)	26,502
Transfer Agent Fees	15,372
Distribution Fees 12b-1 (Note 3)	1,626
Registration Fees	12,060
Audit Fees	14,025
Legal Fees	1,350
Miscellaneous Fees	3,009
Custodial Fees	2,954
Printing and Mailing Fees	2,006
Insurance Fees	655
Dividend Expense	7,519
Interest Expense	5,535
Total Expenses	92,613
Fees Waived and Reimbursed by the Advisor (Note 3)	(39,805)
Net Expenses	52,808

Net Investment Loss	(3,501)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(392,856)
Securities Sold Short	212,418
Options	5,974
Realized Gain (Loss) on Investments, Securities Sold Short and Options	(174,464)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(705,329)
Securities Sold Short	80,276
Options	(28,704)
Net Change in Unrealized Appreciation (Depreciation) on Investments,
Securities Sold Short and Options	(653,757)
Realized and Unrealized Gain (Loss) on Investments	(828,221)

Net Decrease in Net Assets Resulting from Operations	$ (831,722)

(a) Dividend income is net of $147 of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (3,501)	$ 22,513
Realized Gain (Loss) on Investments, Securities Sold Short and Options	(174,464)	149,127
Change in Unrealized Appreciation (Depreciation) on Investments,
Options and Securities Sold Short	(653,757)	(319,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	(831,722)	(148,187)

Distributions to Shareholders:
Net Investment Income	-	(22,513)
Realized Gains	-	(149,128)
Return of Capital	-	(35,899)
Total Distributions to Shareholders	-	(207,540)

Capital Share Transactions (Note 5)	(825,057)	2,073,373

Total Increase (Decrease) in Net Assets	(1,656,779)	1,717,646

Net Assets:
Beginning of Period	3,503,986	1,786,340

End of Period (Including Undistributed Net Investment Income of $0
and $0, respectively)	$ 1,847,207	$ 3,503,986

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 12.43	$ 13.20	$ 12.98	$ 12.01	$ 10.54

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.15	0.10	(0.06)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.19)	(0.15)	1.36	1.55	2.87
Total from Investment Operations	(3.20)	0.00	1.46	1.49	2.83

Distributions:
Net Investment Income	-	(0.08)	0.00	0.00	0.00
Realized Gains	-	(0.55)	(1.24)	(0.46)	(1.26)
Return of Capital	-	(0.14)	0.00	(0.06)	(0.10)
Total from Distributions	-	(0.77)	(1.24)	(0.52)	(1.36)

Net Asset Value, at End of Period	$ 9.23	$ 12.43	$ 13.20	$ 12.98	$ 12.01

Total Return **	(25.74)%	(0.03)%	11.23%	12.43%	26.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,847	$ 3,503	$ 1,786	$ 662	$ 376
Before Waivers
Ratio of Expenses to Average Net Assets
Including Interest and Dividend Expense on Securities Sold Short	3.51%	2.10%	2.84%	5.09%	9.08%
Excluding Interest and Dividend Expense on Securities Sold Short	3.02%	2.09%	2.84%	5.09%	9.08%
After Waivers
Ratio of Expenses to Average Net Assets
Including Interest and Dividend Expense on Securities Sold Short	2.00%	1.50%	1.50%	1.50%	1.50%
Excluding Interest and Dividend Expense on Securities Sold Short	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%	0.57%	0.63%	(0.44)%	(0.55)%
Portfolio Turnover	224.66%	249.36%	169.02%	144.46%	177.06%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Note 1. Organization

Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust is currently authorized to issue 2 classes of shares.  The investor class is the only class outstanding. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through December 31, 2008, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

The Fund adopted FAS 157 January 1, 2008.  In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (CONTINUED)

circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $1,520,037                  $                 -

Level 2 – Significant Other Observable Inputs        100,403                                     -

Level 3 – Significant Unobservable Inputs                         -                                      -

Total                                                                    $1,620,440                   $                 -

Short Sales  The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Note 2. Summary of Significant Accounting Policies (continued)

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The net asset value is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding rounded to the nearest cent.  The offering price and redemption price per share is equal to the net asset value per share, except that shares held for less than 180 days are subject to a redemption fee of 2%.  To discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund imposed the redemption fee, effective March 30, 2008.  For the period March 30, 2008 through December 31, 2008 there were no redemption fees were charged on redemption of Fund shares.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (CONTINUED)

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from these estimates.

Reclassifications: In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts.  As of December 31, 2008, the Fund recorded permanent book/tax differences of $3,501 from net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Note 3. Investment Management Agreement

The Fund has an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $26,502 accrued to the Advisor during the year ended December 31, 2008.

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% of the Fund’s net assets, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $39,805.  At December 31, 2008 the Advisor owed the Fund $11,562.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $1,637 was accrued during the period. No

Note 3. Investment Management Agreement (continued)

expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

Note 4. Related Party Transactions

Thomas Kirchner is a control person of the Adviser. Thomas Kirchner also serves as a trustee and officer of the Trust. Thomas Kirchner receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (CONTINUED)

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares no par value of separate series.  The total paid-in capital as of December 31, 2008 was $2,946,676.  Transactions in capital were as follows:

	For the year ended 12/31/08		For the year ended 12/31/07

	Shares	Amount	Shares	Amount
Shares sold	37,694	$417,457	285,772	$3,943,051
Shares reinvested	-	-	10,933	135,900
Shares redeemed	(119,504)	(1,242,514)	(150,097)	(2,005,578)
Increase (Decrease)	(81,810)	$(825,057)	146,608	$2,073,373

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 180 days after their purchase.  For the year ended December 31, 2008 no redemption fees were collected by the Fund from shareholder transactions.

Note 6. Investment Transactions

For the year ended December 31, 2008, purchases and sales of investment securities excluding options, transactions on securities sold short and short-term investments, aggregated $5,206,376 and $6,018,118, respectively.  Purchases and sales of securities sold short aggregated $761,598 and $1,133,938, respectively.  Purchases and sales of options aggregated $295,554 and $268,128, respectively.

Note 7. Options

As of December 31, 2008 the Fund had purchased call options valued at $37,600.

Transactions in call and put options purchased during the year ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	80	$ 26,812
Options purchased	226	157,231
Options exercised	(84)	(46,102)
Options expired	(3)	(7,353)
Options terminated in closing sell transaction	(127)	(70,376)
Options outstanding at December 31, 2008	92	$ 60,212

Transactions in call and put options written during the year ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options written	35	4,020
Options exercised	(10)	(2,840)
Options expired	(25)	(1,180)
Options terminated in closing purchase transaction	-	-
Options outstanding at December 31, 2008	-	$ $ -

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2008 was $2,621,337 including options and short-term investments.  The proceeds on securities sold short were $458,843 for income tax purposes.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (CONTINUED)

At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$179,079	($1,122,313))	($943,234)

Note 8. Tax Matters (continued)

As of December 31, 2008 the components of distributable earnings on a tax basis were as follows:

Accumulated realized losses	$(174,464)
Unrealized depreciation	$(943,234)

The difference between book cost and tax cost are disallowed wash sales.  The Fund has $174,464 in loss carryforwards which will expire in 2016.  These losses can be used to offset future gains.

Note 9.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

 of the Pennsylvania Avenue Event-Driven Fund,

 a Series of The Pennsylvania Avenue Funds

We have audited the accompanying statement of assets and liabilities of the Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the "Fund") including the schedule of investments and the schedule of securities sold short, as of December 31, 2008 and the related statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds as of December 31, 2008, the results of its operations, the changes in its net assets and the financial highlights, for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

.

March 10, 2009

Pennsylvania Avenue Event-Driven Fund
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Pennsylvania Avenue Event-Driven Fund, you incur ongoing costs which typically consist of management fees, interest and dividend expense on short sales, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid  During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$860.21	$9.35
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.08	$10.13

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pennsylvania Avenue Event-Driven Fund

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Richard Holly, CFA 3601 Connecticut Ave NW Washington, DC 20008 Age: 43	Trustee since 2003.

Principal, Tatum LLC (since 2007); Assistant Ready Mix Controller (2006-2007) and Senior Financial Analyst Lafarge North America (2003-2006); Consultant, Accountemps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).

Sherry Russell 9111 Wire Avenue Silver Spring, MD 20901 Age: 37	Trustee since 2006.	Independent Financial Consultant (2005-Present); Senior Loan Officer, Nationwide Home Mortgage (2003-2004); President, Naxos Technology Inc. (2001-2002);

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Thomas Kirchner, CFA* 260 Water Street #3C Brooklyn, NY 11201-1290 Age: 40	President since 2002.	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

The Trustees received no Trustee fees for the year ended December 31, 2008.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

ADDITIONAL INFORMATION

December 31, 2008 (Unaudited) (Continued)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 642-6393 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 642-6393 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 642-6393.

Advisory Renewal Agreement:

On December 7, 2008, the Board of Trustees voted to renew the advisory contract with Pennsylvania Avenue Advisers LLC for one year by the unanimous vote of the non-interested Trustees. In taking this decision, the Trustees considered:

·   the return of the Fund, both on absolute terms and in comparison to mutual funds with similar objectives, mutual funds in the same category, and broad-based indices, which was achieved through the advice and portfolio management service provided by the Advisor;

·  the willingness of the Advisor to continue to limit the expense ratio of the Fund to 1.50% of average daily net assets by waiving fees and paying expenses on behalf of the Fund;

·  the profitability (or absence thereof) of the Fund to the Adviser;

·  the independence of the board;

· the small size of the Fund and the likelihood that another adviser may be interested in managing the Fund; and

·   management fees charged for advisory services to other mutual funds with similar investment objectives, and other investment vehicles with similar strategies, which are higher in the peer group considered by the Trustees.

Board of Trustees

Thomas Kirchner

Richard Holly

Sherry Russell

Investment Adviser

Pennsylvania Avenue Advisers, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington Bank

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Pennsylvania Avenue Funds. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously. A copy of this Code of Ethics may be obtained from the Fund upon request without charge. During the year, no changes were made to the Code of Ethics.

Item 3. Audit Committee Financial Expert.

 The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is John Townsend of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2007

$ 10,000

$ N/A

FY 2008

$ 11,000

$ N/A

(b)

Audit-Related Fees

Registrant

Adviser

FY 2007

$ N/A

$ N/A

FY 2008

$ N/A

$ N/A

(c)

Tax Fees

Registrant

Adviser

FY 2007

$ N/A

$ N/A

FY 2008

$ N/A

$ N/A

(d)

All Other Fees

Registrant

Adviser

FY 2007

$ N/A

$ N/A

FY 2008

$ N/A

$ N/A

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC.  All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) The certification pursuant to section 906 is attached as an exhibit hereto.

(b) The Code of Ethics is attached as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	March 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	March 17, 2009

* Print the name and title of each signing officer under his or her signature.